Consolidated Balance Sheets - Parenthetical - USD ($) $ in Thousands	Jul. 31, 2017	Jan. 31, 2017	Jan. 31, 2016
Statement of Financial Position [Abstract]
Redeemable convertible preferred stock, par value (in dollars per share)	$ 0.00005	$ 0.00005	$ 0.00005
Redeemable convertible preferred stock authorized (in shares)	0	74,907,415	74,907,415
Redeemable convertible preferred stock issued (in shares)	0	74,907,415	74,907,415
Redeemable convertible preferred stock outstanding (in shares)	0	74,907,415	74,907,415
Aggregate Liquidation Preference		$ 670,875	$ 670,875
Preferred stock, par value (in dollars per share)	$ 0.00005	$ 0.00005	$ 0.00005
Preferred stock authorized (in shares)	20,000,000	0	0
Preferred stock issued (in shares)	0	0	0
Preferred stock outstanding (in shares)	0	0	0
Common stock par value (in dollars per share)	$ 0.00005	$ 0.00005	$ 0.00005
Common stock authorized (in shares)	1,200,000,000	160,000,000	150,000,000
Common stock issued (in shares)	131,250,336	38,156,688	35,775,694
Common stock outstanding (in shares)	131,250,336	38,156,688	35,775,694